Note 13 - Commitments, Contingencies and Guarantees (Details) - Operating Lease Obligations (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Operating Lease Obligations [Abstract]
2015	$ 4,664
2016	3,391
2017	1,805
2018	889
2019	731
Thereafter	146
$ 11,626